Unaudited Condensed Consolidated Statements of Changes In Equity - USD ($) $ in Thousands	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	(Accumulated Deficit)/ Retained Earnings
Balance value at Dec. 31, 2015	$ 540,871	$ 0	$ 15	$ 540,856	$ 0
Balance, shares at Dec. 31, 2015		4,000	149,782,990
Redemption of puttable common stock, shares			(200,000)
Conversion of Series A preferred stock into common stock, shares			1,200,000
Conversion of Series A preferred stock into common stock, shares		(3,000)
Stock- based compensation (see Note 13)	528			528
Dividend paid/declared (see Note 7)	(15,851)				(15,851)
Net (loss)/ income	35,954				35,954
Balance value at Jun. 30, 2016	561,502	$ 0	$ 15	541,384	20,103
Balance, shares at Jun. 30, 2016		1,000	150,782,990
Balance value at Dec. 31, 2015	540,871	$ 0	$ 15	540,856	0
Balance, shares at Dec. 31, 2015		4,000	149,782,990
Balance value at Dec. 31, 2016	572,931	$ 0	$ 15	541,720	31,196
Balance, shares at Dec. 31, 2016		1,000	150,582,990
Redemption of puttable common stock, shares			(175,000)
Dividend paid/declared (see Note 7)	(15,812)			(7,904)	(7,908)
Net (loss)/ income	(58,802)				(58,802)
Balance value at Jun. 30, 2017	$ 498,317	$ 0	$ 15	$ 533,816	$ (35,514)
Balance, shares at Jun. 30, 2017		1,000	150,407,990